Operating Leases - Summary of Maturity of Lease Liability (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 6,919
2027	6,168
2028	5,971
2029	5,412
2030	4,711
Thereafter	8,358
Total minimum lease payments	37,539
Less: Imputed interest	(7,044)
Present value of lease liabilities	$ 30,495